CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Operating activities:
Net loss	$ (190.6)	$ (375.1)	$ (279.9)
Net income (loss) from discontinued operations	7.0	(256.6)	(205.0)
Net loss from continuing operations	(197.6)	(118.5)	(74.9)
Adjustments to reconcile net loss from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	97.1	86.2	62.9
Amortization of debt issuance costs and discount	26.2	18.3	0.0
Gain on partial extinguishment of debt	(11.0)	0.0	0.0
Stock-based compensation	47.2	42.9	33.0
Loss on disposal or impairment of long-lived assets	4.5	5.0	7.9
Amortization of premium/discount on investments	1.7	2.3	4.7
Realized (gain) loss on sale of investments	(1.5)	0.1	0.1
(Gain) loss on equity investment	(14.2)	16.2	(7.1)
Foreign exchange (gain) loss on equity investment	(2.2)	1.3	(0.6)
Deferred income taxes	(0.5)	(0.6)	(43.4)
Changes in operating assets and liabilities:
Accounts receivable, net	(3.2)	(10.4)	(12.9)
Inventories	(8.5)	(24.3)	3.3
Prepaid expenses and other assets	(3.0)	(3.6)	(10.1)
Accounts payable, trade	(7.2)	24.3	37.3
Accrued salaries and wages and other liabilities	(24.9)	40.8	19.5
Accrued contract liabilities	5.5	17.2	0.0
Net cash (used in) provided by operating activities of continuing operations	(91.6)	97.2	19.7
Net cash provided by operating activities of discontinued operations	62.6	105.1	153.8
Cash (used in) provided by operating activities	(29.0)	202.3	173.5
Investing activities:
Purchases of property and equipment	(229.9)	(124.7)	(167.1)
Purchases of patent and licensing rights	(4.4)	(3.3)	(2.5)
Proceeds from sale of property and equipment	2.6	0.3	0.6
Purchases of short-term investments	(821.4)	(517.2)	(191.7)
Proceeds from maturities of short-term investments	460.6	177.4	224.2
Proceeds from sale of short-term investments	118.0	46.4	177.0
Purchase of acquired business, net of cash acquired	0.0	0.0	(429.2)
Proceeds from sale of business, net	0.0	219.0	0.0
Net cash used in investing activities of continuing operations	(474.5)	(202.1)	(388.7)
Net cash used in investing activities of discontinued operations	(12.4)	(25.0)	(35.2)
Cash used in investing activities	(486.9)	(227.1)	(423.9)
Financing activities:
Payment of acquisition-related contingent consideration	0.0	0.0	(1.8)
Proceeds from long-term debt borrowings	0.0	95.0	670.0
Payments on long-term debt borrowings, including finance lease obligations	(145.1)	(387.0)	(523.0)
Proceeds from issuance of common stock	76.4	158.0	92.6
Tax withholding on vested equity awards	(16.9)	(21.6)	(6.2)
Proceeds from convertible notes	575.0	575.0	0.0
Payments of debt issuance costs	(13.6)	(12.9)	0.0
Incentive-related refundable escrow deposits	(11.5)	0.0	0.0
Net cash provided by financing activities of continuing operations	464.3	406.5	231.6
Net cash provided by financing activities of discontinued operations	0.0	0.0	4.9
Cash provided by financing activities	464.3	406.5	236.5
Effects of foreign exchange changes on cash and cash equivalents	(0.1)	(0.1)	0.2
Net change in cash and cash equivalents	(51.7)	381.6	(13.7)
Cash and cash equivalents, beginning of period	500.5	118.9	132.6
Cash and cash equivalents, end of period	$ 448.8	$ 500.5	$ 118.9